STOCKHOLDERS' DEFICIT (Details 1) - Exercise Price	Dec. 31, 2020 $ / shares shares
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price | $ / shares	$ (0)	[1]
Number of Options	(0)	[1]
Exercisable Number of Options	(0)

[1]	On February 27, 2019, Donald Steinberg and Charles Larsen cancelled previously issued options to purchase an aggregate of 16,666,667 shares at an average exercise price of $0.30 per share, representing 100% of all previously issued options.